CONDENSED CONSOLIDATING FINANCIAL STATEMENTS CONDENSED CONSOLIDATING BALANCE SHEET (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 22,009	$ 19,664	$ 40,830	$ 64,221
Due from Affiliates	0	0
Prepaids and other current assets	2,391	1,793
Due from Related Parties, Current	32,481	40,817
Accounts receivable	1,308	1,423
Total current assets	58,189	63,697
Property, plant and equipment, net	680,778	684,488
Other non-current assets	30	30
Investment in subsidiaries	0	0
Total assets	738,997	748,215
Accounts payable - affiliates	5,368	8,352
Due to Affiliate	0	0
Accounts payable and accrued liabilities	25,989	19,794
Deferred revenue	(843)	(1,438)
Total current liabilities	32,200	29,584
Long-term debt	539,456	548,793
Other long-term liabilities	2,003	2,078
Total liabilities	573,659	580,455
Net Investment - Predecessor	10,517	10,665
Total PBF Logistics LP equity	(5,587)	(4,143)
Noncontrolling interest	170,925	171,903
Total equity	165,338	167,760		163,090
Total liabilities and equity	738,997	748,215
Incentive Distribution Rights [Member]
Total PBF Logistics LP equity		2,736
Incentive Distribution Rights [Member] | PBF LLC [Member]
Total PBF Logistics LP equity	2,959	2,736
Total equity			180,056
Subordinated Units [Member] | PBF LLC [Member]
Total equity			1,687	1,266
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Total equity			(274,570)	(276,083)
Common Units [Member]
Total PBF Logistics LP equity	(19,063)	(17,544)
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	0	0	0	0
Due from Affiliates	0	0
Prepaids and other current assets	0	0
Due from Related Parties, Current	0	0
Accounts receivable	0	0
Total current assets	0	0
Property, plant and equipment, net	0	0
Other non-current assets	0	0
Investment in subsidiaries	0	0
Total assets	0	0
Accounts payable - affiliates	0	0
Due to Affiliate	0	0
Accounts payable and accrued liabilities	0	0
Deferred revenue	0	0
Total current liabilities	0	0
Long-term debt	0	0
Other long-term liabilities	0	0
Total liabilities	0	0
Net Investment - Predecessor	0	0
Total PBF Logistics LP equity	0	0
Noncontrolling interest	0	0
Total equity	0	0
Total liabilities and equity	0	0
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Cash and cash equivalents	19,410	8,755	22,237	12,088
Due from Affiliates	423,221	388,737
Prepaids and other current assets	1,850	1,222
Due from Related Parties, Current	32,457	40,816
Accounts receivable	1,308	1,423
Total current assets	478,246	440,953
Property, plant and equipment, net	680,778	684,488
Other non-current assets	30	30
Investment in subsidiaries	0	0
Total assets	1,159,054	1,125,471
Accounts payable - affiliates	4,816	6,330
Due to Affiliate	69,403	64,162
Accounts payable and accrued liabilities	8,365	12,638
Deferred revenue	(843)	(1,438)
Total current liabilities	83,427	84,568
Long-term debt	0	0
Other long-term liabilities	2,003	2,078
Total liabilities	85,430	86,646
Net Investment - Predecessor	902,699	866,922
Total PBF Logistics LP equity	902,699	866,922
Noncontrolling interest	170,925	171,903
Total equity	1,073,624	1,038,825
Total liabilities and equity	1,159,054	1,125,471
Operating Segments [Member] | Subsidiary Issuer [Member]
Cash and cash equivalents	2,599	10,909	18,593	52,133
Due from Affiliates	69,403	64,162
Prepaids and other current assets	541	571
Due from Related Parties, Current	24	1
Accounts receivable	0	0
Total current assets	72,567	75,643
Property, plant and equipment, net	0	0
Other non-current assets	0	0
Investment in subsidiaries	902,699	866,922
Total assets	975,266	942,565
Accounts payable - affiliates	552	2,022
Due to Affiliate	423,221	388,737
Accounts payable and accrued liabilities	17,624	7,156
Deferred revenue	0	0
Total current liabilities	441,397	397,915
Long-term debt	539,456	548,793
Other long-term liabilities	0	0
Total liabilities	980,853	946,708
Net Investment - Predecessor	10,517	10,665
Total PBF Logistics LP equity	(5,587)	(4,143)
Noncontrolling interest	0	0
Total equity	(5,587)	(4,143)
Total liabilities and equity	975,266	942,565
Operating Segments [Member] | Incentive Distribution Rights [Member] | Non-Guarantor Subsidiaries [Member]
Total PBF Logistics LP equity	0	0
Operating Segments [Member] | Incentive Distribution Rights [Member] | Guarantor Subsidiaries [Member]
Total PBF Logistics LP equity	0	0
Operating Segments [Member] | Incentive Distribution Rights [Member] | Subsidiary Issuer [Member]
Total PBF Logistics LP equity	2,959	2,736
Operating Segments [Member] | Common Units [Member] | Non-Guarantor Subsidiaries [Member]
Total PBF Logistics LP equity	0	0
Operating Segments [Member] | Common Units [Member] | Guarantor Subsidiaries [Member]
Total PBF Logistics LP equity	0	0
Operating Segments [Member] | Common Units [Member] | Subsidiary Issuer [Member]
Total PBF Logistics LP equity	(19,063)	(17,544)
Consolidation, Eliminations [Member]
Cash and cash equivalents	0	0	$ 0	$ 0
Due from Affiliates	(492,624)	(452,899)
Prepaids and other current assets	0	0
Due from Related Parties, Current	0	0
Accounts receivable	0	0
Total current assets	(492,624)	(452,899)
Property, plant and equipment, net	0	0
Other non-current assets	0	0
Investment in subsidiaries	(902,699)	(866,922)
Total assets	(1,395,323)	(1,319,821)
Accounts payable - affiliates	0	0
Due to Affiliate	(492,624)	(452,899)
Accounts payable and accrued liabilities	0	0
Deferred revenue	0	0
Total current liabilities	(492,624)	(452,899)
Long-term debt	0	0
Other long-term liabilities	0	0
Total liabilities	(492,624)	(452,899)
Net Investment - Predecessor	(902,699)	(866,922)
Total PBF Logistics LP equity	(902,699)	(866,922)
Noncontrolling interest	0	0
Total equity	(902,699)	(866,922)
Total liabilities and equity	(1,395,323)	(1,319,821)
Consolidation, Eliminations [Member] | Incentive Distribution Rights [Member]
Total PBF Logistics LP equity	0	0
Consolidation, Eliminations [Member] | Common Units [Member]
Total PBF Logistics LP equity	$ 0	$ 0